Other investments (Details Textual) - Attala Systems Corporation [Member] ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Corporate debt instruments held		$ 2,789
Borrowings, interest rate	5.00%	5.00%
Matures On 25th November 2021 [Member]
Corporate debt instruments held	₨ 27,669	$ 400
Matures On 26th November 2021 [Member]
Corporate debt instruments held	12,115	175
Matures on 17th October 2019 [Member]
Corporate debt instruments held	51,877	750
Matures on 4th Jan 2020 [Member]
Corporate debt instruments held	25,939	375
Matures on 4th April 2020 [Member]
Corporate debt instruments held	25,939	375
Matures on 30th October 2020 [Member]
Corporate debt instruments held	34,586	500
Matures on 1st January 2021 [Member]
Corporate debt instruments held	₨ 14,804	$ 214